As filed with the Securities and Exchange Commission on February 17, 2017

REGISTRATION NO. 033-63560 and 811-7762

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒
AND/OR REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 82	☒

  (Check appropriate box or boxes)

FIRST EAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, NY 10105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 698-3000

Copy to:

Nathan J. Greene, Esq.

Shearman & Sterling LLP

599 Lexington Ave

New York, NY 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on March 1, 2017 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Fund’s Post-Effective Amendment No. 78 to its Registration Statement until March 1, 2017. Post-Effective Amendment No. 78 to the Fund’s Registration Statement relates to the new Class R3, R4, R5 and R6 share classes of the First Eagle Funds. Parts A, B and C of Registrant’s Post-Effective Amendment No. 78 under the Securities Act of 1933 and Amendment No. 80 under the Investment Company Act of 1940, filed on December 23, 2016 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registration has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 17th day of February, 2017.

FIRST EAGLE FUNDS

By:	/s/ JOHN P. ARNHOLD
JOHN P. ARNHOLD
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	February 17, 2017
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD	Trustee	February 17, 2017
(JOHN P. ARNHOLD)

/s/ JEAN-MARIE EVEILLARD*	Trustee	February 17, 2017
(JEAN-MARIE EVEILLARD)

/s/ CANDACE K. BEINECKE*	Trustee	February 17, 2017
(CANDACE K. BEINECKE)

/s/ JEAN D. HAMILTON*	Trustee	February 17, 2017
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	February 17, 2017
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	February 17, 2017
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	February 17, 2017
(PAUL J. LAWLER)

/s/ JOSEPH MALONE*	Chief Financial Officer	February 17, 2017
(JOSEPH MALONE)

*By:	/s/ SUZAN AFIFI
SUZAN AFIFI POWER-OF-ATTORNEY

SIGNATURES

First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd. and First Eagle Gold Cayman Fund, Ltd. has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, as of the 17th day of February, 2017.

FIRST EAGLE GLOBAL CAYMAN FUND, LTD. FIRST EAGLE OVERSEAS CAYMAN FUND, LTD. FIRST EAGLE U.S. VALUE CAYMAN FUND, LTD. FIRST EAGLE GOLD CAYMAN FUND, LTD.

SIGNATURE	CAPACITY	DATE

/s/ PETER HUBER*	Director	February 17, 2017
(PETER HUBER)

/s/ GLENN MITCHELL*	Director	February 17, 2017
(GLENN MITCHELL)

*By:	/S/ SUZAN AFIFI
SUZAN AFIFI POWER-OF-ATTORNEY